Other financial assets - Disclosure of other financial assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Advances related to CRO contracts	€ 4,986	€ 4,929
Deposits	866	863
Other	126	126
Total other non-current financial assets	5,979	5,919
Advances related to CRO contracts	7,528	7,418
Other deposits	0	136
Total other current financial assets	7,528	7,554
Other financial assets	€ 13,507	€ 13,473